FAIR VALUE DISCLOSURES (DETAILS 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total Gains Losses Realized Unrealized Included In [Abstract]
Gain (Loss) on Investments	$ (6)	$ 68	$ (5)
Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Other Comprehensive Income (Loss)	13	(2)
Corporate [Member] | Fair Value Inputs Level 3 [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	9	35	34
Total Gains Losses Realized Unrealized Included In [Abstract]
Gain (Loss) on Investments	(1)	2	1
Other Comprehensive Income (Loss)	1	(2)
Sales	(1)	(26)	(3)
Transfers into level 3			3
Closing Balance	8	9	35
Corporate [Member] | Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Other Comprehensive Income (Loss)	1
Commercial Mortgage-backed [Member] | Fair Value Inputs Level 3 [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	24	35	29
Total Gains Losses Realized Unrealized Included In [Abstract]
Gain (Loss) on Investments	(11)	(9)	(7)
Other Comprehensive Income (Loss)	13	(1)	13
Sales	0	(1)
Closing Balance	26	24	35
Commercial Mortgage-backed [Member] | Level 3 Assets And Liabilities Still Held [Member]
Total Gains Losses Realized Unrealized Included In [Abstract]
Other Comprehensive Income (Loss)	12	(2)
Asset-backed [Member] | Fair Value Inputs Level 3 [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance	0	6	5
Total Gains Losses Realized Unrealized Included In [Abstract]
Gain (Loss) on Investments	0	2
Other Comprehensive Income (Loss)	0	(2)	1
Sales	0	(6)
Closing Balance	0	0	6
GMIB Reinsurance Contracts [Member] | Fair Value Inputs Level 3 [Member]
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation [Line Items]
Opening Balance		7	9
Total Gains Losses Realized Unrealized Included In [Abstract]
Increase (decrease) in the fair value of the reinsurance contracts		(7)	(2)
Closing Balance	$ 0	$ 0	$ 7